UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
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Address:   400 Park Avenue
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           New York, NY  10022
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            5/15/13
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            15
                                               -------------

Form 13F Information Table Value Total:          133,976
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

       Name of        Title of        Value  Shrs of    SH/   PUT/ Investme Other
        Issuer        Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManager  Sole  Shared

AMERCO CMN             COM  023586100    6449    37161               Sole           Sole
BRE PROPERTIES         CL A 05564E106    7764   159500               Sole           Sole
CHATHAM LODGING TR     COM  16208T102   19354  1099041               Sole           Sole
CINCINNATI BELL INC.   COM  171871106    3950  1211578               Sole           Sole
COUSINS PPTYS INC      COM  222795106   12075  1129550               Sole           Sole
EMERITUS CORP          COM  291005106    9972   358830               Sole           Sole
EQUITY RESIDENTIAL     COM  29476L107   13380   243000               Sole           Sole
FOREST CITY ENT        CL A 345550107    8179   460275               Sole           Sole
HYATT HOTELS CORP      CL A 448579102   19090   441600               Sole           Sole
MOVE INC CMN           COM  62458M207    4151   347334               Sole           Sole
NORTHEAST BANCORP      COM  663904209     261    27601               Sole           Sole
REALOGY HOLDINGS CORP  COM  75605Y106   11160   228493               Sole           Sole
RLJ LODGING TRUST      COM  74965L101    5834   256309               Sole           Sole
ST. JOE COMPANY        COM  790148100    9856   463798               Sole           Sole
THOMAS PPTYS GRP       COM  884453101    2501   487604               Sole           Sole

